Note 15. Income Taxes Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	35.00%	35.00%	35.00%
Tax benefit related to the reduction in the valuation allowance was recognized in continuing operations	$ 36.5
Tax benefit for the reduction of the valuation allowance on certain deferred tax assets	3.2
Deferred Tax Assets, Gross	1,650.2	$ 1,184.9
Income Tax Expense (Benefit)	38.6	1.2	$ (61.3)
Reductions related to settlements with taxing authorities	0.0	34.0
Undistributed Earnings of Foreign Subsidiaries		28.9	$ 123.0
Unrecognized Tax Benefits Subject To Audit	16.7	15.7
Renewable energy systems	581.5	571.0
Deferred Tax Assets (Liabilities), Net	29.8	44.3
Deferred Tax Assets, Valuation Allowance	1,133.4	648.3
Deferred Tax Assets, Operating Loss Carryforwards	446.5	$ 109.1
Solar Energy [Member]
Income Taxes [Line Items]
Renewable energy systems	581.5
Foreign [Member]
Income Taxes [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards	$ 11.8